Tangible assets - Disclosure of maturity analysis of operating lease payments (Details) - Santander US Auto € in Millions	Dec. 31, 2024 EUR (€)
2025
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received	€ 3,524
2026
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received	5,246
2027
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received	4,481
2028
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received	€ 351